Trading Liabilities (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Trading Liabilities
Trading liabilities at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Debt instruments “short position”	¥1,915,687	¥1,835,860
Equity instruments “short position”	102,797	162,834

Total trading liabilities	¥2,018,484	¥1,998,694